Related party disclosures - Transactions with Glencore (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 16, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares	Jun. 30, 2023 USD ($)
Related party disclosures
Share issue price (in dollars per share) | $ / shares		$ 10.00
CMPL
Related party disclosures
Number of of shares issued for acquisition | shares	10,000,000
Share issue price (in dollars per share) | $ / shares	$ 10
Value of shares issued for acquisition	$ 100,000
Royalty percentage	1.5
Royalty paid			$ 0
Glencore | CMPL
Related party disclosures
Number of of shares issued for acquisition | shares	10,000,000
Share issue price (in dollars per share) | $ / shares	$ 10
Value of shares issued for acquisition	$ 100,000
Glencore International AG ("GIAG")
Related party disclosures
Revenue			18,576
Glencore International AG ("GIAG") | Copper
Related party disclosures
Revenue			17,929
Glencore International AG ("GIAG") | Sliver
Related party disclosures
Revenue			647
CMPL and Glencore Australia Holdings Pty Ltd
Related party disclosures
Expense from related party transaction			0
Glencore Australia Oil Pty Ltd and CMPL
Related party disclosures
Expense from related party transaction			484
MAC Australia and Glencore Operations Australia
Related party disclosures
Decrease in estimated purchase price payable under related party agreement			15,000
Increase in final adjustment amount payable under related party agreement			15,000
Interest-free, working capital loan			$ 15,000